INVESTMENT OPERATIONS - Summary of Major Categories of Net Investment Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Investment income before other investment expenses									$ 3,202	$ 3,088	$ 3,011
Investment expenses									220	199	186
Net investment income	$ 767	$ 753	$ 742	$ 720	$ 653	$ 740	$ 742	$ 754	2,982	2,889	2,825
Fixed maturities
Debt and Equity Securities, FV-NI [Line Items]
Investment income before other investment expenses									2,513	2,481	2,471
Equity securities
Debt and Equity Securities, FV-NI [Line Items]
Investment income before other investment expenses									27	24	31
Commercial mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Investment income before other investment expenses									505	443	389
Investment real estate
Debt and Equity Securities, FV-NI [Line Items]
Investment income before other investment expenses									1	1	1
Other investment income
Debt and Equity Securities, FV-NI [Line Items]
Investment income before other investment expenses									$ 156	$ 139	$ 119